Bank Loans - Schedule of Bank Loans (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Bank Loans [Line Items]
Total loan	€ 4,609,095	€ 4,510,831
less: current portion	1,175,408	4,510,831
Total bank loan	3,433,687	0
Bank loans [Member]
Schedule of Bank Loans [Line Items]
Total loan	4,609,095	382
Lines of credit [Member]
Schedule of Bank Loans [Line Items]
Total loan		€ 4,510,449